Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid or payable to key management	The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Short-term employee benefits	3,889	3,332	3,528
Other benefits	107	114	40
Share-based compensation	5,155	1,858	2,070
Total	9,151	5,304	5,638